UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09395
                                    --------

                       Third Avenue Variable Series Trust
                       ----------------------------------
               (Exact name of registrant as specified in charter)

          622 THIRD AVENUE, 32ND FLOOR, NEW YORK, NY              10017
-----------------------------------------------------------------------
   (Address of principal executive offices)                     (Zip code)

W. James Hall III, General Counsel, 622 Third Avenue, New York, NY    10017
---------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 800-443-1021
                                                    ------------

Date of fiscal year end: December 31, 2008
                         -----------------

Date of reporting period: June 30, 2008
                          -------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Trust's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the "1940 Act") is as follows:





                                [GRAPHIC OMITTED]





                       THIRD AVENUE VARIABLE SERIES TRUST

                          THIRD AVENUE VALUE PORTFOLIO






                               SEMI-ANNUAL REPORT
                               ------------------

                                  JUNE 30, 2008

                               [GRAPHIC OMITTED]



                       THIRD AVENUE VARIABLE SERIES TRUST





                                 PRIVACY POLICY

Third Avenue Value Portfolio (the "Portfolio") respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms and from the transactions you make with us, our affiliates, or third parties. We do not disclose any information about you or any of our former customers to anyone, except to our affiliates (which may include the Portfolio's affiliated money management entities) and service providers, or as otherwise permitted by law. To protect your personal information, we permit access only by authorized employees. Be assured that we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.





                      PROXY VOTING POLICIES AND PROCEDURES

The Portfolio has delegated the voting of proxies relating to voting securities to the Portfolio's investment adviser pursuant to the adviser's proxy voting guidelines. A description of these proxy voting guidelines and procedures, as well as information relating to how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by August 31, each year (i) without charge, upon request, by calling
(800) 443-1021 and (ii) on the website of the Securities and Exchange Commission ("SEC") at http://www.sec.gov.





                   SCHEDULE OF PORTFOLIO HOLDINGS -- FORM N-Q

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio's Form N-Q is available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                               [GRAPHIC OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                            INDUSTRY DIVERSIFICATION
                                AT JUNE 30, 2008

THE SUMMARY OF THE PORTFOLIO'S INVESTMENTS AS OF JUNE 30, 2008 IS AS FOLLOWS:
(UNAUDITED)

(The following represents a bar graph in the original:)

                                                          % OF NET
                            INDUSTRY                       ASSETS
                            --------                      --------
                                      Holding Companies    21.49
               Non-U.S. Real Estate Operating Companies    14.25
                        Oil & Gas Production & Services      9.8
                                             Automotive     6.51
                   U.S. Real Estate Operating Companies     6.43
             Annuities & Mutual Fund Management & Sales     5.87
                                Steel & Specialty Steel     4.84
                               Non-Life Insurance-Japan     4.43
                 Financial Insurance/Credit Enhancement     2.69
Utilities, Utility Service Companies & Waste Management     2.48
                                 Electronics Components     1.89
                                     Telecommunications     1.24
                                    Commercial Services     1.22
                                       Home Development     1.02
                                                  Other     4.07
                               Cash & Equivalents (Net)    11.77

                               [GRAPHIC OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                AT JUNE 30, 2008
                                   (UNAUDITED)

PRINCIPAL                                                              VALUE
AMOUNT ($)                                                            (NOTE 1)
-------------------------------------------------------------------------------
CORPORATE BONDS - 2.21%
             CONSUMER PRODUCTS - 0.28%
   943,716   Home Products International, Inc.,
               2nd Lien, Convertible, PIK,
               6.000%, due 3/20/17 (a)                             $    943,716
                                                                   ------------
             FINANCIAL INSURANCE/CREDIT
             ENHANCEMENT - 1.33%
11,000,000   MBIA Insurance Corp., 14.000%,
               due 1/15/33 (c) (e)                                    4,568,157
                                                                   ------------
             HOME DEVELOPMENT - 0.60%
 2,500,000   Standard Pacific Corp., 6.250%,
               due 4/1/14                                             2,075,000
                                                                   ------------
             TOTAL CORPORATE BONDS
               (Cost $12,995,838)                                     7,586,873
                                                                   ------------

  SHARES
--------------------------------------------------------------------------------
COMMON STOCKS - 85.76%
             ANNUITIES & MUTUAL FUND
             MANAGEMENT & SALES - 5.87%
   205,000   Bank of New York Mellon Corp. (The)                      7,755,150
   143,750   Legg Mason, Inc.                                         6,263,188
   200,000   Power Corp. of Canada (Canada)                           6,123,370
                                                                   ------------
                                                                     20,141,708
                                                                   ------------
             AUTOMOTIVE - 6.51%
   697,600   Toyota Industries Corp. (Japan)                         22,336,865
                                                                   ------------
             BUILDING PRODUCTS - 0.99%
   115,000   USG Corp. (b)                                            3,400,550
                                                                   ------------
             COMMERCIAL SERVICES - 1.22%
    74,200   Alliance Data Systems Corp. (b)                          4,196,010
                                                                   ------------
             CONSUMER PRODUCTS - 0.26%
    33,915   Home Products International, Inc. (a) (b)                   36,289
   105,888   Russ Berrie & Co., Inc. (b)                                843,927
                                                                   ------------
                                                                        880,216
                                                                   ------------
             ELECTRONICS COMPONENTS - 1.89%
   383,673   AVX Corp.                                                4,339,342
   100,000   Intel Corp.                                              2,148,000
                                                                   ------------
                                                                      6,487,342
                                                                   ------------
             FINANCIAL INSURANCE/CREDIT
             ENHANCEMENT - 1.36%
   300,000   Ambac Financial Group, Inc.                                402,000
   838,492   MBIA, Inc. (b)                                           3,680,980
   395,117   Radian Group, Inc.                                         572,920
                                                                   ------------
                                                                      4,655,900
                                                                   ------------

                                                                        VALUE
  SHARES                                                               (NOTE 1)
--------------------------------------------------------------------------------
             FINANCIAL SERVICES - 0.35%
   176,000   CIT Group, Inc.                                       $  1,198,560
                                                                   ------------
             HOLDING COMPANIES - 21.49%
   383,137   Brookfield Asset Management, Inc.,
               Class A (Canada)                                      12,467,278
 2,047,000   Cheung Kong Holdings, Ltd.
               (Hong Kong)                                           27,591,741
   280,000   Guoco Group, Ltd. (Hong Kong) (f)                        2,838,693
   547,000   Hutchison Whampoa, Ltd. (Hong Kong)                      5,514,021
   430,000   Investor AB, Class A (Sweden)                            8,835,690
    31,200   Jardine Matheson Holdings, Ltd.
               (Hong Kong) (f)                                          967,200
    12,500   Pargesa Holding SA (Switzerland)                         1,393,715
   116,927   RHJ International (Belgium) (b)                          1,472,771
 1,705,967   Wharf (Holdings), Ltd. (The)
               (Hong Kong)                                            7,143,521
 2,060,000   Wheelock & Co., Ltd. (Hong Kong)                         5,521,690
                                                                   ------------
                                                                     73,746,320
                                                                   ------------
             HOME DEVELOPMENT - 0.42%
    37,200   MDC Holdings, Inc.                                       1,453,032
                                                                   ------------
             HOME FURNISHINGS - 0.05%
    14,423   Stanley Furniture Co., Inc.                                155,768
                                                                   ------------
             LIFE INSURANCE - 0.33%
   147,267   Phoenix Cos., Inc. (The)                                 1,120,702
                                                                   ------------
             MEDICAL SUPPLIES
             & SERVICES - 0.06%
     5,000   Pharmaceutical Product
               Development, Inc.                                        214,500
                                                                   ------------
             NON-LIFE INSURANCE-JAPAN - 4.43%
   113,000   Aioi Insurance Co., Ltd. (Japan)                           602,326
   293,250   Millea Holdings, Inc., ADR (Japan)                      11,407,425
    79,800   Mitsui Sumitomo Insurance Group
               Holdings, Inc. (Japan) (b)                             2,750,558
    45,000   Sompo Japan Insurance, Inc. (Japan)                        422,941
                                                                   ------------
                                                                     15,183,250
                                                                   ------------
             NON-U.S. REAL ESTATE OPERATING
             COMPANIES - 14.25%
   900,000   Hang Lung Group, Ltd. (Hong Kong)                        3,999,487
 1,200,000   Hang Lung Properties, Ltd. (Hong Kong)                   3,847,510
 4,505,000   Henderson Land Development Co., Ltd.
               (Hong Kong)                                           28,079,515
   300,000   Mitsubishi Estate Co., Ltd. (Japan)                      6,865,377
   285,000   Mitsui Fudosan Co., Ltd. (Japan)                         6,092,669
                                                                   ------------
                                                                     48,884,558
                                                                   ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JUNE 30, 2008
                                   (UNAUDITED)

                                                                        VALUE
  SHARES                                                              (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
            OIL & GAS
            PRODUCTION & SERVICES - 9.80%
  276,988   Bronco Drilling Co., Inc. (b)                          $  5,091,040
   50,000   Cimarex Energy Co.                                        3,483,500
   32,000   EnCana Corp. (Canada)                                     2,909,760
  390,000   Nabors Industries, Ltd. (Bermuda) (b)                    19,199,700
   50,800   Suncor Energy, Inc. (Canada)                              2,952,496
                                                                   ------------
                                                                     33,636,496
                                                                   ------------
            PHARMACEUTICALS - 0.28%
   35,000   Daiichi Sankyo Co., Ltd. (Japan)                            964,119
                                                                   ------------
            SECURITY BROKERS,
            DEALERS & FLOTATION
            COMPANIES - 0.65%
   85,000   Raymond James Financial, Inc.                             2,243,150
                                                                   ------------
            SOFTWARE - 0.56%
   70,000   Microsoft Corp.                                           1,925,700
                                                                   ------------
            STEEL & SPECIALTY STEEL - 4.84%
  128,000   POSCO, ADR (South Korea)                                 16,611,840
                                                                   ------------
            TELECOMMUNICATIONS - 1.24%
  790,395   Sycamore Networks, Inc. (b)                               2,545,072
  368,100   Tellabs, Inc. (b)                                         1,711,665
                                                                   ------------
                                                                      4,256,737
                                                                   ------------
            U.S. REAL ESTATE OPERATING COMPANIES - 6.43%
  312,100   Forest City Enterprises, Inc., Class A                   10,055,862
  272,200   St. Joe Co. (The) (b)                                     9,341,904
   73,556   Tejon Ranch Co. (b)                                       2,652,429
                                                                   ------------
                                                                     22,050,195
                                                                   ------------
            UTILITIES, UTILITY SERVICE COMPANIES
            & WASTE MANAGEMENT - 2.48%
  319,400   Covanta Holding Corp. (b)                                 8,524,786
                                                                   ------------
            TOTAL COMMON STOCKS
               (Cost $289,107,907)                                  294,268,304
                                                                   ------------

PARTNERSHIP
   UNITS
--------------------------------------------------------------------------------
LIMITED PARTNERSHIPS - 0.26%
             INFRASTRUCTURE - 0.26%
    45,589   Brookfield Infrastructure Partners LP (g)                  893,544
                                                                   ------------
             TOTAL LIMITED PARTNERSHIPS
               (Cost $937,150)                                          893,544
                                                                   ------------

PRINCIPAL                                                               VALUE
AMOUNT(+)                                                             (NOTE 1)
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 11.08%
               FOREIGN GOVERNMENT
               OBLIGATIONS - 5.19%
 9,150,000GBP  United Kingdom Treasury Bill,
               4.93%++, due 12/1/08                                $ 17,828,532
                                                                   ------------
               REPURCHASE AGREEMENT - 5.89%
20,197,365     Bear Stearns, 1.85%, dated 6/30/08,
                 due 7/1/08 (d)                                      20,197,365
                                                                   ------------
               TOTAL SHORT TERM INVESTMENTS
                 (Cost $37,707,369)                                  38,025,897
                                                                   ------------
               TOTAL INVESTMENT PORTFOLIO - 99.31%
                 (Cost $340,748,264)                                340,774,618
               OTHER ASSETS LESS LIABILITIES - 0.69%                  2,352,280
                                                                   ------------
               NET ASSETS - 100.00%
                 (Applicable to 15,526,416
                 shares outstanding)                               $343,126,898
                                                                   ============

--------------------------------------------------------------------------------
  Notes:

(a)  Fair-valued security.
(b)  Non-income producing security.
(c)  Variable rate security.
(d) Repurchase agreement collateralized by U.S. Treasury Inflation Indexed Note, par value $16,670,000, due 7/15/13, value $20,759,099.
(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(f)  Incorporated in Bermuda.
(g)  Bermuda exempted limited partnership.
+    Denominated in U.S. Dollars unless otherwise noted.
++   Annualized yield at date of purchase.
ADR: American Depository Receipt.
GBP: Great British Pound.
PIK: Payment-in-kind.

The aggregate cost is $340,748,264.
The aggregate gross unrealized appreciation is $52,189,837.
The aggregate gross unrealized depreciation is $(52,163,483).

Country Concentration:

                                % of
                             Net Assets
                             ----------
United States                   33.23%
Hong Kong                       24.92
Japan                           14.99
Canada                           7.13
Bermuda                          5.60
United Kingdom                   5.19
South Korea                      4.84
Sweden                           2.57
Belgium                          0.43
Switzerland                      0.41
                               -------
Total                           99.31%
                               =======

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2008
                                   (UNAUDITED)

ASSETS:
Investments at value (cost of $320,550,899) (Note 1)               $320,577,253
Repurchase agreement (cost of $20,197,365)                           20,197,365
                                                                   ------------
        Total investments (cost of $340,748,264)                    340,774,618
Foreign currency at value (cost of $1,962,412)                        1,946,920
Dividends and interest receivable                                     1,010,515
Receivable for securities sold                                          955,807
Receivable for Portfolio shares sold                                     85,759
Other assets                                                              2,241
                                                                   ------------
        Total assets                                                344,775,860
                                                                   ------------
LIABILITIES:
Due to custodian                                                          4,828
Payable for Portfolio shares redeemed                                 1,164,807
Payable to investment adviser                                           278,389
Accounts payable and accrued expenses                                   121,290
Payable for other shareholder servicing fees (Note 3)                    58,014
Payable for securities purchased                                         20,963
Payable to trustees                                                         671
                                                                   ------------
        Total liabilities                                             1,648,962
                                                                   ------------
        Net assets                                                 $343,126,898
                                                                   ============
SUMMARY OF NET ASSETS:
Capital stock, unlimited shares authorized, $0.001 par value,
  15,526,416 shares outstanding                                    $251,809,837
Accumulated distributions in excess of net investment income        (13,537,530)
Accumulated undistributed net realized gains from investments
  and foreign currency transactions                                 104,836,288
Net unrealized appreciation of investments and translation
  of foreign currency denominated assets and liabilities                 18,303
                                                                   ------------
        Net assets applicable to capital shares outstanding        $343,126,898
                                                                   ============
Net asset value, offering and redemption price per share                 $22.10
                                                                         ======


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JUNE 30, 2008
                                   (UNAUDITED)

INVESTMENT INCOME:
  Dividends (net of foreign withholding tax of $307,927)          $   4,161,695
  Interest                                                              691,173
  Other income                                                              226
                                                                  -------------
    Total investment income                                           4,853,094
                                                                  -------------


EXPENSES:
  Investment advisory fees (Note 3)                                   1,808,424
  Other shareholder servicing fees (Note 3)                             385,000
  Accounting services                                                    41,743
  Reports to shareholders                                                40,278
  Custodian fees                                                         31,754
  Auditing and tax consulting fees                                       30,184
  Transfer agent fees                                                    26,148
  Legal fees                                                             17,402
  Administration fees (Note 3)                                           16,111
  Trustees' and officers' fees and expenses                              14,937
  Insurance expenses                                                      2,931
  Miscellaneous expenses                                                 23,747
                                                                  -------------
    Total operating expenses                                          2,438,659
                                                                  -------------
    Net investment income                                             2,414,435
                                                                  -------------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain on investments                                   51,926,158
  Net realized loss on foreign currency transactions                   (372,834)
  Net change in unrealized appreciation/depreciation
    on investments                                                 (117,385,936)
  Net change in unrealized appreciation/depreciation
    on translation of other assets and liabilities
    denominated in foreign currency                                      (8,426)
                                                                  -------------
    Net loss on investments and foreign currency transactions       (65,841,038)
                                                                  -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS              $ (63,426,603)
                                                                  =============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                         FOR THE
                                                                                      SIX MONTHS ENDED     FOR THE YEAR
                                                                                       JUNE 30, 2008           ENDED
                                                                                        (UNAUDITED)      DECEMBER 31, 2007
                                                                                      ----------------   -----------------
OPERATIONS:
  Net investment income                                                                $  2,414,435        $  2,277,572
  Net realized gain on investments and foreign currency transactions                     51,553,324          53,299,475
  Net change in unrealized appreciation/depreciation on investments                    (117,385,936)        (77,930,918)
  Net change in unrealized appreciation/depreciation on written options                          --             (33,380)
  Net change in unrealized appreciation/depreciation on translation of other
     assets and liabilities denominated in foreign currency                                  (8,426)                445
                                                                                       ------------        ------------
  Net decrease in net assets resulting from operations                                  (63,426,603)        (22,386,806)
                                                                                       ------------        ------------

DISTRIBUTIONS:
  Dividends to shareholders from net investment income                                           --         (11,660,409)
  Distributions to shareholders from net realized gains                                          --         (33,606,087)
                                                                                       ------------        ------------
  Decrease in net assets from distributions                                                      --         (45,266,496)
                                                                                       ------------        ------------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares                                                           11,312,333          40,244,147
  Net asset value of shares issued in reinvestment of dividends and distributions                --          45,266,496
  Cost of shares redeemed                                                               (67,695,496)        (95,626,473)
                                                                                       ------------        ------------
  Net decrease in net assets resulting from capital share transactions                  (56,383,163)        (10,115,830)
                                                                                       ------------        ------------
  Net decrease in net assets                                                           (119,809,766)        (77,769,132)
  Net assets at beginning of period                                                     462,936,664         540,705,796
                                                                                       ------------        ------------
  Net assets at end of period (including undistributed net investment
    income of $0 and $0, respectively)                                                 $343,126,898        $462,936,664
                                                                                       ============        ============


     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                              FINANCIAL HIGHLIGHTS

SELECTED DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD) AND RATIOS ARE AS
FOLLOWS:


                                                  FOR THE
                                                 SIX MONTHS
                                                   ENDED                            YEARS ENDED DECEMBER 31,
                                               JUNE 30, 2008      ------------------------------------------------------------
                                                (UNAUDITED)         2007         2006         2005         2004         2003
                                                  --------        --------     --------     --------     --------     --------
Net asset value, beginning of period                $25.92          $29.84       $27.41       $24.73       $20.96       $14.99
                                                    ------          ------       ------       ------       ------       ------
Income (loss) from investment operations:
  Net investment income                               0.15@           0.15         0.29         0.02         0.07           --(+)
  Net gain (loss) on investment transactions
    (both realized and unrealized)                   (3.97)          (1.45)        3.88         3.55         4.05         6.33
                                                    ------          ------       ------       ------       ------       ------
  Total from investment operations                   (3.82)          (1.30)        4.17         3.57         4.12         6.33
                                                    ------          ------       ------       ------       ------       ------
Less distributions:
  Dividends from net investment income                  --           (0.67)       (0.40)       (0.34)       (0.12)       (0.03)
  Distributions from realized gains                     --           (1.95)       (1.34)       (0.55)       (0.23)       (0.33)
                                                    ------          ------       ------       ------       ------       ------
  Total distributions                                   --           (2.62)       (1.74)       (0.89)       (0.35)       (0.36)
                                                    ------          ------       ------       ------       ------       ------

Net asset value, end of period                      $22.10          $25.92       $29.84       $27.41       $24.73       $20.96
                                                    ======          ======       ======       ======       ======       ======
Total return(1)                                     (14.74)%(2)      (4.80)%      15.78%       14.63%       19.90%       42.53%

Ratios/Supplemental Data:
  Net assets, end of period (in thousands)        $343,127        $462,937     $540,706     $481,252     $408,061     $314,806
  Ratio of expenses to average net assets
    Before expense reimbursement/recovery             1.21%(3)        1.17%        1.17%        1.19%        1.21%        1.24%
    After expense reimbursement/recovery               N/A             N/A          N/A          N/A          N/A         1.30%
  Ratio of net investment income to
    average net assets
    Before expense reimbursement/recovery             1.20%(3)        0.42%        0.74%        0.04%        0.31%        0.08%
    After expense reimbursement/recovery               N/A             N/A          N/A          N/A          N/A         0.02%
  Portfolio turnover rate                               56%(2)          20%           9%          12%          10%          16%

(1) Total return does not reflect charges pursuant to the terms of insurance contracts funded by separate accounts that invest in the Portfolio's shares.

(2)  Not annualized.

(3)  Annualized.

+    Less than $0.01 per share.

@ Calculated based on the average number of shares outstanding during the period.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2008
                                   (UNAUDITED)

1. SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION:

Third Avenue Variable Series Trust (the "Trust") is an open-end, non-diversified management investment company organized as a Delaware statutory trust pursuant to a Trust Instrument dated June 16, 1999. The Trust currently consists of one non-diversified (within the meaning of Section 5(b)(2) of the Investment Company
Act) investment series, Third Avenue Value Portfolio (the "Portfolio"). Third Avenue Management LLC (the "Adviser") provides investment advisory services to the Portfolio. The Portfolio seeks to achieve its investment objective of long-term capital appreciation by adhering to a strict value discipline when selecting securities and mainly by acquiring common stocks of well-financed companies (meaning companies without significant liabilities in comparison to their liquid resources) at a discount to what the Adviser believes is their intrinsic value.

The shares of the Portfolio may be purchased only by the separate accounts of insurance companies for the purpose of funding variable life insurance policies and variable annuity contracts. At June 30, 2008, the Trust was offered as an investment option by seven insurance companies and accordingly a decision by any insurance company to withdraw its participation may have a negative impact on the Trust.

ACCOUNTING POLICIES:

The policies described below are followed consistently by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP").

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

SECURITY VALUATION:

Generally, the Portfolio's investments are valued at market value. Securities traded on a principal stock exchange or the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") are valued at the last quoted sales price, the NASDAQ official close price, or in the absence of closing sales prices on that day, securities are valued at the mean between the closing bid and asked price. In accordance with procedures approved by the Trust's Board of Trustees (the "Board"), the Portfolio may adjust the prices of securities traded in foreign markets, as appropriate, to reflect the fair value as of the time the Portfolio's net asset value is calculated. Temporary cash investments are valued at cost, plus accrued interest, which approximates market. Short-term debt securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and asked prices. Short-term debt securities with 60 days or less to maturity are amortized to maturity based on their cost.

The Portfolio may invest up to 15% of its total net assets in securities which are not readily marketable, including those which are restricted as to disposition under applicable securities laws ("restricted securities").
Restricted securities and other securities and assets for which market quotations are not readily available are valued at "fair value", as determined in good faith by the Portfolio's Valuation Committee as authorized by the Board of the Portfolio, under procedures established by the Board. At June 30, 2008, such securities had a total fair value of $980,005 or 0.29% of net assets. Among the factors considered by the Portfolio's Valuation Committee in determining fair value are the type of security, trading in unrestricted securities of the same issuer, the financial condition of the issuer, the Portfolio's cost at the date of purchase, the percentage of the Portfolio's beneficial ownership of the issuer's common stock and debt securities, the operating results of the issuer, the discount from market value of any similar unrestricted securities of the issuer at the time of purchase and liquidation values of the issuer. The fair values determined in accordance with these procedures may differ significantly from the amounts which would be realized upon disposition of the securities. Restricted securities often have

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                                       8
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                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2008
                                   (UNAUDITED)

costs  associated  with  subsequent  registration.   The  restricted  securities
currently held by the Portfolio are not expected to incur any material future registration costs.

ADOPTION OF STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157 "FAIR VALUE MEASUREMENTS" ("FAS 157"):

In September 2006, the Financial Accounting Standards Board ("FASB") issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Portfolio has adopted FAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

       o  Level 1 - quoted prices in active markets for identical securities

       o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

       o Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Portfolio's net assets as of June 30, 2008 is as follows:
                                                       INVESTMENTS IN SECURITIES
VALUATION INPUTS                                            (MARKET VALUE)
----------------                                       -------------------------
Level 1 - Quoted Prices                                      $315,322,924
Level 2 - Other Significant Observable Inputs                  24,471,689
Level 3 - Significant Unobservable Inputs                         980,005
                                                             ------------
TOTAL MARKET VALUE OF INVESTMENTS                            $340,774,618
                                                             ============

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                       INVESTMENTS IN SECURITIES
                                                            (MARKET VALUE)
                                                       -------------------------
BALANCE AS OF 12/31/07                                         $952,518
Payment-in-kind interest                                         27,487
                                                               --------
BALANCE AS OF 6/30/08                                          $980,005
                                                               ========

SECURITY TRANSACTIONS AND INVESTMENT INCOME:

Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date and interest income, including, where applicable, amortization of premium and accretion of discount on investments, is accrued daily, except when collection is not expected. Payments received from certain investments held by the Portfolio may be comprised of dividends, capital gains and return of capital. The Portfolio originally estimates the expected classification of such payments. These amounts may subsequently be reclassified upon receipt of information from the issuer. Realized gains and losses from securities transactions are reported on an identified cost basis.

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                                       9
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                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2008
                                   (UNAUDITED)

FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS:

The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

       o  INVESTMENTS  AND  ASSETS  AND   LIABILITIES   DENOMINATED  IN  FOREIGN
          CURRENCIES: At the prevailing rates of exchange on the valuation date.

       o INVESTMENT TRANSACTIONS AND INVESTMENT INCOME: At the prevailing rates of exchange on the date of such transactions.

The net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period. The Portfolio does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of equity securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions and balances.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

Pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are generally treated as ordinary income for U.S. federal income tax purposes.

OPTION CONTRACTS:

An option  contract gives the buyer the right,  but not the  obligation,  to buy
(call) or sell (put) an underlying item at a fixed exercise price on a certain date or during a specified period. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of purchased put options are decreased by the premiums paid. Investments in options contracts require the Portfolio to fair value or mark-to-market option contracts on a daily basis, which reflects the change in the market value of the contracts at the close of each day's trading. The cost of options that expire unexercised are treated by the Portfolio, on expiration date, as realized losses on investments.

When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Portfolio, on the expiration date, as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has a realized gain or loss. If a put option is exercised, the premium

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                                       10
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                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2008
                                   (UNAUDITED)

reduces the cost basis of the securities purchased by the Portfolio. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

REPURCHASE AGREEMENTS:

The Portfolio may invest excess cash in repurchase agreements whereby the Portfolio purchases securities, which serve as collateral, with an agreement to resell such collateral at the maturity date of the repurchase agreement. Securities pledged as collateral for repurchase agreements are held by the Portfolio's custodian bank until maturity of the repurchase agreement. Provisions in the agreements require that the market value of the collateral is at least equal to the repurchase value in the event of default. In the event of default, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income paid to shareholders and distributions from realized gains on sales of securities paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax law and regulations which may differ from U.S. GAAP. The Portfolio's tax basis net income and capital gains and losses are determined only at the end of each fiscal year.

The tax character of dividends and distributions paid during the year ended December 31, 2007 was as follows:

            ORDINARY INCOME                LONG-TERM CAPITAL GAIN
            ---------------                ----------------------
              $12,157,466                        $33,109,030

Net capital and currency losses incurred after October 31, but within the Portfolio's fiscal year, are deemed to arise on the first business day of the following fiscal year for tax purposes. For the fiscal year ended December 31, 2007 the Portfolio deferred a post-October net realized loss of $2,261,884.

INCOME TAXES:

The Portfolio has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

Income, including gains, from investments in foreign securities received by the Portfolio may be subject to income, withholding or other taxes imposed by foreign countries.

The Portfolio adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109" ("FIN 48") on June 29, 2007. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. There was no material impact to the financial statements or disclosures thereto as a result of the adoption of this pronouncement.

EXPENSE ALLOCATION:

Expenses attributable to the Portfolio are charged to the Portfolio. Certain expenses are shared with Third Avenue Trust, an affiliated fund group. Such costs are allocated using the ratio of the Portfolio's average net assets relative to the total average net assets of the Portfolio and Third Avenue Trust.

TRUSTEES' AND OFFICERS' FEES:

The Trust does not pay any fees to its officers for their services as such, except for the Chief Compliance Officer, to whom the Portfolio paid $5,986 for the six months ended June 30, 2008. The Trust does pay, together with Third Avenue Trust,

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                                       11
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                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2008
                                   (UNAUDITED)

Trustees who are not affiliated with the Investment Adviser a fee of $4,000 for each meeting of the Board that they attend, in addition to reimbursing all Trustees for travel and incidental expenses incurred by them in connection with their attendance at meetings. If a special meeting is required, Trustees will each receive $2,500. The Trust, together with the Third Avenue Trust, also pays non-interested Trustees an annual stipend of $59,000. The Trustees on the Audit Committee each receive $1,500 for each audit committee meeting and the audit committee chairman receives and annual retainer of $4,000.

ACCOUNTING PRONOUNCEMENTS:

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161 ("FAS 161") "Disclosures about Derivative Instruments and Hedging Activities - an amendment of FASB Statement No. 133 ("FAS 133")", which expands the disclosure requirements in FAS 133 about an entity's derivative instruments and hedging activities. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008.

The Adviser has begun to evaluate the application of the Disclosures about Derivative Instruments and Hedging Activities, and is not in a position at this time to estimate the significance of its impact, if any, on the Portfolio's financial statements.

2. SECURITIES TRANSACTIONS

PURCHASES AND SALES/CONVERSIONS:

The aggregate cost of purchases, and aggregate proceeds from sales and conversions of investments, excluding short-term investments, for the six months ended June 30, 2008 were as follows:

                        PURCHASES                 SALES
                      ------------            ------------
                      $213,650,684            $288,039,227

3. INVESTMENT ADVISORY SERVICES, ADMINISTRATION AND SERVICE FEE AGREEMENT

The Portfolio has an Investment Advisory Agreement with the Adviser for investment advice and certain management functions. The terms of the Investment Advisory Agreement provide for a monthly fee of 1/12 of 0.90% (an annual fee of 0.90%) of the total average daily net assets of the Portfolio. Additionally, under the terms of the Investment Advisory Agreement, the Adviser pays certain expenses on behalf of the Portfolio, which are partially reimbursed by the Portfolio, including service fees due to third parties, the compensation expense of the Portfolio's Chief Compliance Officer and other miscellaneous expenses. At June 30, 2008, the Portfolio had amounts payable to the Adviser of $2,845 for reimbursement of expenses paid by the Adviser. Under current arrangements, whenever, in any fiscal year, the Portfolio's normal operating expenses, including the investment advisory fee, but excluding broker commissions, exceeds 1.30% of the Portfolio's average daily net assets, the Adviser is obligated to reimburse the Portfolio in an amount equal to that excess. No expense reimbursement was required for the six months ended June 30, 2008.

The Trust has entered into an Administration Agreement with the Adviser pursuant to which the Adviser, as administrator, is responsible for providing various administrative services to the Trust. The Adviser has in turn entered into a Sub-Administration Agreement with PNC Global Investment Servicing ("PNC"), formerly known as PFPC Inc., pursuant to which PNC provides certain of these administrative services on behalf of the Adviser. The Adviser earns an annual fee of $32,000. The Adviser pays PNC an annual sub-administration fee for sub-administration services provided to the Trust equal to $12,396.

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                                       12
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                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2008
                                   (UNAUDITED)

Both the Trust and the Adviser have entered into Shareholder Servicing Agreements with the companies that offer the Portfolio whereby a fee is paid to insurance companies who administer omnibus accounts for the policyholders electing to invest in the Portfolio. Pursuant to provisions adopted by the Board, the Adviser has agreed to pay these fees directly. The Portfolio has agreed to reimburse the Adviser for the estimated amount the Portfolio would have been charged by its transfer agent for administering the accounts on an individual basis. The amount, reimbursed to the Adviser, is reflected as "Other shareholder servicing fees" in the Statement of Operations. For the six months ended June 30, 2008, such fees amounted to $385,000.

4. RELATED PARTY TRANSACTIONS

BROKERAGE COMMISSIONS:

M.J. Whitman LLC, a registered broker-dealer, and Private Debt LLC, a dealer in the trading of bank debt and other private claims, operate under common control with the Adviser. For the six months ended June 30, 2008, the Portfolio incurred brokerage commissions paid to M.J. Whitman LLC in the amount of $521,399.

An employee of the Adviser serves as a member of the board of directors of a company in which the Portfolio has an investment. As a result of such service, for the six months ended June 30, 2008, the Portfolio received $62 in fees. These fees are included in "Other income" on the accompanying Statement of Operations.

5. CAPITAL SHARE TRANSACTIONS

The Portfolio is authorized to issue an unlimited number of shares of beneficial interest with $0.001 par value.

Transactions in capital stock were as follows:

                                                        FOR THE
                                                       SIX MONTHS     FOR THE
                                                          ENDED      YEAR ENDED
                                                        JUNE 30,    DECEMBER 31,
                                                          2008          2007
                                                       ----------    ----------
Shares outstanding at beginning of period              17,860,091    18,118,647
                                                       ----------    ----------
  Shares sold                                             461,941     1,342,443
  Shares reinvested from dividends and distributions           --     1,653,873
  Shares redeemed                                      (2,795,616)   (3,254,872)
                                                       ----------    ----------
Net decrease in Portfolio shares                       (2,333,675)     (258,556)
                                                       ----------    ----------
Shares outstanding at end of period                    15,526,416    17,860,091
                                                       ==========    ==========

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                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2008
                                   (UNAUDITED)

6. COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

7. RISKS RELATING TO CERTAIN INVESTMENTS

FOREIGN SECURITIES:

Investments in the securities of foreign issuers may involve investment risks different from those of U.S. issuers including possible political or economic instability of the country of the issuer, the difficulty of predicting international trade patterns, the possibility of currency exchange controls, the possible imposition of foreign taxes on income from and transactions in such instruments, the possible establishment of foreign controls, the possible seizure or nationalization of foreign deposits or assets, or the adoption of other foreign government restrictions that might adversely affect the foreign securities held by the Portfolio. Foreign securities may also be subject to greater fluctuations in price than securities of domestic corporations or the U.S. Government.

HIGH YIELD DEBT:

The Portfolio may invest in high yield, lower grade debt. The market values of these higher yielding debt securities tend to be more sensitive to economic conditions and individual corporate developments than those of higher rated securities. In addition, the secondary market for these bonds is generally less liquid.

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                                       14
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                ANNUAL RENEWAL OF INVESTMENT ADVISORY AGREEMENTS
                                   (UNAUDITED)

At a meeting of the Board of Trustees of the Trust held on June 4, 2008, the Trustees, by a unanimous vote (including a separate vote of those Trustees who are not "interested persons" (as the term is defined in the Investment Company
Act) (the "Independent Trustees")), approved the renewal of the Portfolio's Investment Advisory Agreement (the "Agreement").

In advance of the meeting, the Independent Trustees, through their independent legal counsel, requested extensive materials, and the Adviser provided them, to assist the Board in considering the renewal of the Agreement. The Independent Trustees also constituted an ad hoc committee to work with representatives of the Adviser to evaluate the adequacy and extent of the information to be provided for their consideration. This committee communicated frequently with the Adviser's representatives and independent legal counsel. At its June 4, 2008 meeting, the Board engaged in a detailed discussion of the materials with the Adviser. The Independent Trustees then met separately with their independent legal counsel for a discussion of the Adviser's presentation and materials. In considering the Agreement, the Trustees did not identify any single overriding factor and instead considered all factors collectively. As a part of their decision-making process, the Trustees considered information derived from their multi-year service on the Fund's Board and their familiarity with the Adviser and its investment process. Among other things, they noted that the Adviser has managed the Portfolio since its inception, and that the Trustees believe that a long-term relationship with a capable, conscientious adviser is in the best interest of the Portfolio. Following this session, the full Board reconvened and approved the continuation of the Agreement as being in the best interests of the Portfolio and its shareholders. The following is a summary of the discussions and conclusions regarding the material factors that formed the basis for the Board's approval.

FACTORS CONSIDERED

A. FINANCIAL CONDITION OF THE ADVISER; ADVISORY FEES: PROFITABILITY.

The Trustees received a presentation from representatives of the Adviser, including a report prepared by Lipper Inc., and reviewed:

 1. the  financial  condition  of the Adviser to  determine  that the Adviser is
    solvent  and   sufficiently   well   capitalized   to  perform  its  ongoing
    responsibilities to the Portfolio;

 2. the information sources and methodology used in the selection of funds to be included in the comparison universe and the competitive fund group used in comparative analyses of the Portfolio's advisory fees and expense ratio and in analyzing the Portfolio's performance;

 3. the Portfolio's advisory fee and total expenses versus those of the comparison universe and competitive fund group, focusing on the total expense ratio of the Portfolio and the funds in its comparison universe and competitive fund group, and noting that the Portfolio was near the median in each of these comparisons.

 4. performance/expense analysis of the Portfolio and funds in its competitive fund group;

 5. a comparison of fees paid to the Adviser versus fees paid by similar funds advised and sub-advised by the Adviser;

 6. information presented in respect of economies of scale, noting the competitive expense ratios, the extensive resources that the Adviser dedicates to its investment advisory process to the benefit of the Portfolio the trend of declining or generally stable gross expense ratios of the Portfolio since inception and the decline in the Portfolio's assets over the past year;

 7. the profitability to the Adviser resulting from the Agreement (including the fall-out benefits noted below), reviewing the dollar amount of expenses allocated and revenue received by the Adviser and the method used to determine such expenses and corresponding profit; and

 8. fallout benefits, including (i) fees for providing administrative services and (ii) brokerage commissions paid to the Adviser's affiliated broker-dealer from transactions executed for the Portfolio, including the quarterly brokerage

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                                       15

                               [GRAPHIC OMITTED]

                                   (UNAUDITED)


     analysis performed by third party service providers and provided to the Trustees analyzing, among other things, the affiliated broker-dealer's per share commission and execution costs.

B. DESCRIPTION OF PERSONNEL AND SERVICE PROVIDED BY THE ADVISER.

The Trustees reviewed with representatives of the Adviser, and considered:

 1. the nature, extent and quality of services rendered to the Portfolio, including the Adviser's investment, senior management and operational personnel and the oversight of day-to-day operations of the Portfolio provided by the Adviser;

 2. the Adviser's research and portfolio management capabilities, particularly the intensive research undertaken in connection with the Adviser's deep value philosophy; and

 3. the value added through the Adviser's active management style that includes participation in corporate restructurings.

C. COMPLIANCE MATTERS

 1. The Trustees met in private session with the Trust's Chief Compliance Officer and reviewed the operation of the Trust's and the Adviser's compliance programs.

D. INVESTMENT PERFORMANCE OF THE PORTFOLIO AND ADVISER.

 1. The Trustees reviewed total return information for the Portfolio versus the comparison universe and competitive funds group and compared to the Portfolio's benchmark index for various periods and since inception. The Trustees also reviewed information pertaining to the Portfolio's risk adjusted performance.

 2. It was noted that the Portfolio's performance was favorable both on an absolute and risk adjusted basis and, since inception, relative to that of funds in the comparison universe and competitive group and the Portfolio's benchmark.

CONCLUSIONS

The Trustees concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate. The Trustees considered, evaluated and were satisfied with the Portfolio's historical performance. They also considered the advisory fee and expense ratio of the Portfolio and evaluated the comparisons to those of funds in the comparable universe and competitive group and the performance/expense analysis, as discussed in the Adviser's presentation.

The Trustees discussed the Adviser's profitability, and it was noted that the profitability percentage for the Portfolio was within ranges in relevant court cases upholding board approval of particular advisory agreements. The Trustees concluded that the Portfolio's fee paid to the Adviser was reasonable in light of comparative performance and advisory fee and expense information, costs of the services provided and profits and other benefits derived by the Adviser and its affiliates from their relationship with the Portfolio, including administration fees paid to the Adviser and brokerage fees paid to the Adviser's affiliates. The Trustees also considered the advisory fees charged for similar funds advised and sub-advised by the Adviser and reviewed the nature of the services provided and differences, from the Adviser's perspective, in managing the Portfolio as compared to advisory services provided to other advised and sub-advised funds. The Trustees recognized that any differences in fees paid were consistent with the differences in services provided by the Adviser.

The Trustees considered whether economies of scale are shared with the Portfolio and considered the Portfolio's competitive fee structure, the extensive resources that the Adviser dedicates to its investment advisory process to the benefit of the Portfolio, and the size of the Portfolio. The Trustees concluded that operational economies of scale had benefited the Portfolio and that there were no other material economies of scale in which the Portfolio should share, especially over the past year when asset levels in the Portfolio declined.

--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                        SCHEDULE OF SHAREHOLDER EXPENSES
                                   (UNAUDITED)

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period, January 1, 2008 and held for the entire reporting period ended June 30, 2008.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please further note that you also bear fees and charges imposed by insurance companies at the separate account level, which are described in the separate prospectuses of the separate account. Such charges will have the effect of reducing account value.

                                                EXPENSES PAID
               BEGINNING          ENDING      DURING THE PERIOD
             ACCOUNT VALUE    ACCOUNT VALUE   JANUARY 1, 2008 TO    ANNUALIZED
            JANUARY 1, 2008   JUNE 30, 2008     JUNE 30, 2008*     EXPENSE RATIO
            ---------------   -------------   ------------------   -------------
Actual         $1,000.00        $  852.60           $5.57              1.21%
Hypothetical   $1,000.00        $1,018.85           $6.07              1.21%


* Expenses are equal to the Portfolio's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182) divided by 366.


--------------------------------------------------------------------------------

                                BOARD OF TRUSTEES
                                  Jack W. Aber
                                 David M. Barse
                              William E. Chapman II
                                 Lucinda Franks
                                 Edward J. Kaier
                                  Marvin Moser
                                  Eric Rakowski
                                  Martin Shubik
                                Charles C. Walden
                                Martin J. Whitman

                                    OFFICERS
                                Martin J. Whitman
                              Chairman of the Board
                                 David M. Barse
                       President, Chief Executive Officer
                                Vincent J. Dugan
                       Chief Financial Officer, Treasurer
                                Michael A. Buono
                                   Controller
                                  W. James Hall
                           General Counsel, Secretary
                                Joseph J. Reardon
                            Chief Compliance Officer

                                 TRANSFER AGENT
                         PNC Global Investment Servicing
                                 P.O. Box 9802
                            Providence, RI 02940-8002
                                 (610) 239-4600
                           (800) 443-1021 (toll-free)

                               INVESTMENT ADVISER
                           Third Avenue Management LLC
                                622 Third Avenue
                               New York, NY 10017

                          INDEPENDENT REGISTERED PUBLIC
                                 ACCOUNTING FIRM
                           PricewaterhouseCoopers LLP
                               300 Madison Avenue
                               New York, NY 10017

                                    CUSTODIAN
                             Custodial Trust Company
                               101 Carnegie Center
                               Princeton, NJ 08540


                               [GRAPHIC OMITTED]

                               THIRD AVENUE FUNDS
                                622 THIRD AVENUE
                               NEW YORK, NY 10017
                              PHONE (212) 888-5222
                            TOLL FREE (800) 443-1021
                               FAX (212) 888-6757
                                www.thirdave.com

ITEM 2.  CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of the Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have evaluated the Trust's disclosure controls and procedures within 90 days of this filing and have concluded that the Trust's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The Trust's principal executive officer and principal financial officer are aware of no changes in the Trust's internal control over financial reporting that occurred during the Trust's most recent fiscal half-year of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Third Avenue Variable Series Trust
----------------------------------

By:      /s/ David M. Barse
Name:    David M. Barse
Title:   Principal Executive Officer
Date:    August 15, 2008

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ David M. Barse
Name:    David M. Barse
Title:   Principal Executive Officer
Date:    August 15, 2008

By:      /s/ Vincent J. Dugan
Name:    Vincent J. Dugan
Title:   Principal Financial Officer
Date:    August 15, 2008